Commitments and Contingencies (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Commitments and Contingencies Disclosure [Abstract]
Fiscal year 2015					$ 1,250
Fiscal year 2016	$ 1,521		$ 1,521		1,145
Fiscal year 2017	1,534		1,534		1,061
Fiscal year 2018	1,318		1,318		846
Fiscal year 2019	1,105		1,105		631
Thereafter	4,166		4,166		2,954
Total	10,962		10,962		7,887
Remainder of fiscal year 2015	341		341
Fiscal year 2020	977		977
Rent expense	$ 531	$ 468	$ 1,500	$ 1,500	$ 1,900	$ 1,900	$ 1,700